Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions	Mar. 02, 2026 JPY (¥)	Mar. 31, 2026 JPY (¥)	Mar. 02, 2026 CAD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Disclosure Of Business Combinations [Line Items]
Cash transferred	¥ 70,652		$ 617
Equity Interest Of Fair Value Of Acquisition Date	57,501
Gain In Fair Value Of Acquisition Date	34,662
Other Acquisitions [member]
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value		¥ 57,421		¥ 74,009	¥ 111,669
Goodwill recognised		43,494		44,424	70,791
Identifiable intangible assets recognised		¥ 51,065		¥ 44,652	¥ 69,294
Sony Music Entertainment Japan Inc [Member]
Disclosure Of Business Combinations [Line Items]
Goodwill recognised	¥ 44,564
Percentage of equity interest	39.00%		39.00%
Peanuts Holdings [Member]
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary	80.00%
Percentage of equity interest	39.00%		39.00%
SMEJ and SPE [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	41.00%		41.00%